Schedule of Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Wages and related	$ (208,747)	$ (121,941)	$ (606,955)	$ (604,889)
Office Operations	(1,611)	(40,759)	(312,676)	(312,052)
Professional Services	(47,513)	(98,427)	(536,280)	(1,252,543)
Other Operating Expenses	(586)	(2,908)	(112,796)	(284,216)
Total Operating Expenses	(258,457)	(264,035)	(1,568,707)	(2,453,700)
Gain (loss) on extinguishment of debt		(516,083)	(1,842,273)	441,041
Fair value of stock issued for note modification		(5,382)	(449,660)	(168,856)
Interest expense	(145,182)	(78,383)	(446,278)	(203,287)
Total other expenses / income	(145,182)	(599,848)	(2,738,211)	68,898
Net Income (Loss)	$ (403,639)	$ (863,883)	$ (4,306,918)	$ (2,384,802)